Revenue - Summary of Disaggregated Revenue by Monetization Type (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 19,585	$ 11,517
Performance Marketing
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	16,401	10,607
Subscription
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	809
Advertising and Other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 2,375	$ 910